Inventories And Theatrical Film And Television Production Costs (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories and Theatrical Film and Television Production Costs
The following table summarizes inventories and theatrical film and television production costs as of December 31:

	2020	2019
Inventories:
Programming costs, less amortization[1]	$6,010	$4,151
Other inventory, primarily DVD and Blu-ray Discs	103	96
Total inventories	6,113	4,247
Less: current portion of inventory	(103)	(96)
Total noncurrent inventories	6,010	4,151
Theatrical film production costs:[2]
Released, less amortization	487	392
Completed and not released	616	437
In production	1,130	1,475
Development and pre-production	190	171
Television production costs:[2]
Released, less amortization	2,495	2,199
Completed and not released	1,381	1,344
In production	2,353	2,208
Development and pre-production	90	57
Total theatrical film and television production costs	8,742	8,283
Total noncurrent inventories and theatrical film and television production costs	$14,752	$12,434
[1]Includes the costs of certain programming rights, primarily sports, for which payments have been made prior to the related rights being received.
[2]Does not include $4,699 and $5,967 of acquired film and television library intangible assets as of December 31, 2020, and 2019, respectively, which are included in “Other Intangible Assets – Net” on our consolidated balance sheets.